TANGIBLE ASSETS - Right of Use Assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,100,553	$ 8,973,952	$ 8,950,411
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,281,283	13,387,450	12,789,025	$ 9,668,799
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,174,994)	(4,408,512)	(3,833,765)	(3,074,412)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,736)	(4,986)	(4,849)	$ (5,904)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,900,396	2,035,519	2,125,558
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,839,802	2,721,904	2,518,976
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(939,406)	(686,385)	$ (393,418)
Right of use assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,150	27,277
Right of use assets | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,254	30,353
Right of use assets | Land | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,104)	(3,076)
Right of use assets | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,558,831	1,685,468
Right of use assets | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,281,264	2,196,138
Right of use assets | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(722,433)	(510,670)
Right of use assets | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,475	2,010
Right of use assets | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,882	2,126
Right of use assets | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(407)	(116)
Right of use assets | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,993	68,798
Right of use assets | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	118,429	101,540
Right of use assets | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(40,436)	(32,742)
Right of use assets | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,592	50,989
Right of use assets | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	87,063	84,231
Right of use assets | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(39,471)	(33,242)
Right of use assets | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	107,232	114,374
Right of use assets | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	188,894	188,227
Right of use assets | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(81,662)	(73,853)
Right of use assets | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,123	86,603
Right of use assets | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	130,016	119,289
Right of use assets | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (49,893)	$ (32,686)